Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	90,053,486
Proposed Maximum Offering Price per Unit	22.39
Maximum Aggregate Offering Price	$ 2,016,297,551.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 278,450.69
Offering Note	1a. The registrant is hereby registering the sale by the selling stockholders of 90,053,486 shares of common stock, par value $0.01 per share (the "Common Stock"). 1b. Estimated at $22.39 per share, the average of the high and low prices for the Common Stock, as reported by the New York Stock Exchange on September 26, 2025, solely for the purposes of calculating the proposed maximum offering price and registration fee in accordance with Rule 457(c) under the Securities Act of 1933.